NET (LOSS) PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	For the years ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net (loss) attributable to ordinary shareholders for computing net income per ordinary shares-basic	(2,258,895)	(234,908)	(594,741)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares-basic and diluted	198,596,879	213,635,470	233,216,045
Net (loss) per ordinary share attributable to ordinary shareholders-basic and diluted	(11.37)	(1.1)	(2.55)